GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 40.0%
a
FHLMC
$ 2,622 7.500%
12/01/29
$ 2,747
846 5.000
10/01/33
848
1,222 5.000
07/01/35
1,224
1,777 5.000
12/01/35
1,787
365 5.000
03/01/38
367
859 5.000
06/01/41
866
4,350 4.500
08/01/48
4,204
5,195 4.500
11/01/48
5,021
550,851 3.000
09/01/49
483,785
400,561 4.000
03/01/50
376,791
814,193 4.500
03/01/50
788,702
276,649 3.000
10/01/50
241,670
920,498 2.500
02/01/51
765,815
1,861,674 2.000
05/01/51
1,479,559
868,606 2.500
05/01/51
726,732
871,573 2.500
05/01/51
732,464
1,978,876 2.500
08/01/51
1,661,573
815,296 2.500
09/01/51
681,858
768,618 4.500
04/01/52
734,226
566,381 4.500
06/01/52
543,832
377,852 6.000
12/01/52
387,659
FNMA
32 4.500
07/01/24
32
401 9.000
11/01/25
402
5,925 7.000
08/01/26
5,965
2,239 8.000
10/01/29
2,308
752 8.500
04/01/30
792
1,420 8.000
05/01/30
1,454
2,676 8.000
08/01/32
2,864
3,541 4.500
08/01/39
3,468
6,398 3.000
01/01/43
5,799
12,143 3.000
01/01/43
11,004
7,422 3.000
03/01/43
6,741
19,335 3.000
03/01/43
17,405
58,472 3.000
03/01/43
52,605
7,439 3.000
04/01/43
6,718
9,378 3.000
04/01/43
8,445
13,965 3.000
04/01/43
12,565
17,226 3.000
04/01/43
15,500
71,965 3.000
04/01/43
64,758
9,411 3.000
05/01/43
8,461
35,381 3.000
05/01/43
31,817
39,981 3.000
05/01/43
35,975
261,257 4.000
12/01/44
249,099
218,739 4.500
04/01/45
213,873
27,588 4.500
05/01/45
26,949
530,361 4.000
08/01/45
502,701
128,828 4.000
02/01/48
121,626
150,910 4.000
03/01/48
142,427
2,739 4.000
07/01/48
2,585
9,225 4.000
07/01/48
8,723
253,532 4.500
07/01/48
245,040
170,064 4.000
08/01/48
160,451
133,568 5.000
11/01/48
133,437
1,880,173 2.000
10/01/50
1,497,199
430,758 3.000
10/01/50
377,237
558,476 3.000
10/01/50
487,864
564,329 3.000
10/01/50
494,211
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 1,880,772 2.000%
11/01/50
$ 1,497,676
74,132 2.500
03/01/51
62,508
91,857 2.500
09/01/51
77,311
364,369 2.500
10/01/51
306,119
166,892 2.500
11/01/51
140,203
214,809 2.500
11/01/51
180,402
1,411,730 6.000
11/01/52
1,443,959
887,668 5.500
04/01/53
886,641
1,928,108 6.500
09/01/53
1,984,079
2,000,000 2.000 TBA-30yr
(a)
1,583,578
4,000,000 2.500 TBA-30yr
(a)
3,308,352
3,000,000 6.000 TBA-30yr
(a)
3,028,477
1,000,000 7.000 TBA-30yr
(a)
1,030,618
952,896 3.500
09/01/62
834,773
FNMA , Series 2012-111, Class B
4,608 7.000
10/25/42
4,866
FNMA , Series 2012-153, Class B
12,410 7.000
07/25/42
13,342
GNMA
859 7.000
11/15/25
859
248 7.000
04/15/26
249
421 7.000
04/15/26
421
525 7.000
03/15/27
526
218 7.000
11/15/27
218
1,152 7.000
11/15/27
1,169
2,536 7.000
02/15/28
2,556
59 7.000
05/15/28
59
1,122 7.000
06/15/28
1,136
541 7.000
07/15/28
548
1,107 7.000
07/15/28
1,119
5,480 7.000
09/15/28
5,548
41,072 6.000
08/20/34
42,765
37,028 5.000
06/15/40
37,251
152,964 4.000
08/20/43
145,601
58,221 4.000
10/20/45
55,382
174,292 3.500
04/20/47
160,290
214,940 3.500
12/20/47
197,671
881,270 4.000
07/20/48
833,334
29,115 5.000
08/20/48
28,959
95,333 4.500
09/20/48
92,705
102,414 5.000
10/20/48
101,736
278,399 5.000
11/20/48
276,554
35,508 5.000
12/20/48
35,273
222,240 4.500
01/20/49
215,766
30,327 4.500
03/20/49
29,444
619,385 3.000
08/20/49
551,118
199,941 4.500
10/20/49
194,404
402,047 3.000
03/20/50
357,297
198,200 4.500
03/20/50
192,364
620,895 3.500
02/20/51
570,166
804,912 3.000
11/20/51
710,354
940,218 3.000
11/20/51
823,815
924,377 4.500
09/20/52
888,421
919,508 4.500
10/20/52
884,028
992,838 7.000
01/20/54
1,015,584
1,000,000 7.000 TBA-30yr
(a)
1,022,266
1,000,000 2.000 TBA-30yr
(a)
819,898
2,000,000 2.500 TBA-30yr
(a)
1,704,118

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 2,000,000 4.500 % TBA-30yr
(a)
$ 1,921,617
2,000,000 5.000 TBA-30yr
(a)
1,965,464
1,000,000 6.000 TBA-30yr
(a)
1,008,954
7,000,000 6.500 TBA-30yr
(a)
7,116,348
1,000,000 3.000 TBA-30yr
(a)
882,078
GNMA , Series 2021-135, Class A
939,781 2.000
08/20/51
754,728
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $58,288,519)
56,613,295
a
Corporate Bonds – 25.6%
Aerospace/Defense – 1.1%
Boeing Co. (The)
50,000 3.450
11/01/28
(b)
45,663
25,000 5.150
05/01/30
(b)
24,194
25,000 3.250
02/01/35
(b)
19,694
325,000 5.705
05/01/40
(b)
311,083
100,000 5.805
05/01/50
(b)
94,579
L3Harris Technologies, Inc.
50,000 5.600
07/31/53
(b)
50,814
Lockheed Martin Corp.
150,000 5.250
01/15/33
(b)
154,137
Northrop Grumman Corp.
75,000 3.250
01/15/28
(b)
70,871
25,000 4.750
06/01/43
23,037
50,000 5.250
05/01/50
(b)
48,942
RTX Corp.
50,000 3.950
08/16/25
(b)
49,181
50,000 4.125
11/16/28
(b)
48,394
600,000 6.100
03/15/34
(b)
641,702
25,000 4.050
05/04/47
(b)
20,400
1,602,691
Agriculture – 0.2%
Archer-Daniels-Midland Co.
25,000 3.250
03/27/30
(b)
22,868
100,000 2.900
03/01/32
(b)
86,252
Philip Morris International, Inc.
100,000 5.750
11/17/32
(b)
103,248
212,368
Auto Manufacturers – 0.5%
General Motors Co.
25,000 4.000
04/01/25
24,607
General Motors Financial Co., Inc.
125,000 4.300
07/13/25
(b)
123,062
125,000 1.500
06/10/26
(b)
115,029
125,000 2.350
01/08/31
(b)
103,333
358,000 2.700
06/10/31
(b)
298,425
664,456
Banks – 5.6%
Bank of America Corp.
( SOFR + 1.290% )
140,000 5.080
01/20/27
(b)(c)
139,352
( TSFR3M + 1.302% )
85,000 3.419
12/20/28
(b)(c)
79,794
( SOFR + 1.630% )
370,000 5.202
04/25/29
(b)(c)
370,389
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
( SOFR + 2.150% )
$ 175,000 2.592%
04/29/31
(b)(c)
$ 150,873
( SOFR + 1.220% )
110,000 2.299
07/21/32
(b)(c)
90,038
( SOFR + 1.830% )
390,000 4.571
04/27/33
(b)(c)
370,371
( US 5 Year CMT T-Note +
1.200% )
100,000 2.482
09/21/36
(b)(c)
79,896
Bank of America Corp. , GMTN
( TSFR3M + 1.632% )
25,000 3.593
07/21/28
(b)(c)
23,766
Bank of America Corp. , MTN
45,000 3.248
10/21/27
(b)
42,655
( TSFR3M + 1.837% )
75,000 3.824
01/20/28
(b)(c)
72,233
( SOFR + 1.050% )
400,000 2.551
02/04/28
(b)(c)
371,736
( SOFR + 2.040% )
305,000 4.948
07/22/28
(b)(c)
302,594
( TSFR3M + 1.572% )
50,000 4.271
07/23/29
(b)(c)
48,200
( SOFR + 1.530% )
50,000 1.898
07/23/31
(b)(c)
41,048
( SOFR + 1.330% )
75,000 2.972
02/04/33
(b)(c)
63,631
( SOFR + 2.160% )
73,000 5.015
07/22/33
(b)(c)
71,840
Bank of America Corp. , Series L
25,000 4.183
11/25/27
(b)
24,244
Bank of America Corp. , Series N
( SOFR + 1.220% )
50,000 2.651
03/11/32
(b)(c)
42,213
Bank of New York Mellon Corp. (The)
( SOFR + 1.755% )
20,000 4.596
07/26/30
(b)(c)
19,649
Citigroup, Inc.
220,000 3.400
05/01/26
211,883
150,000 4.450
09/29/27
145,874
( SOFR + 1.422% )
75,000 2.976
11/05/30
(b)(c)
66,608
( SOFR + 1.351% )
200,000 3.057
01/25/33
(b)(c)
169,733
( SOFR + 2.086% )
165,000 4.910
05/24/33
(b)(c)
159,086
Fifth Third Bancorp
30,000 2.375
01/28/25
(b)
29,194
Huntington Bancshares, Inc.
50,000 4.000
05/15/25
(b)
49,096
JPMorgan Chase & Co.
( SOFR + 1.160% )
125,000 2.301
10/15/25
(b)(c)
122,785
( TSFR3M + 1.507% )
100,000 3.960
01/29/27
(b)(c)
97,661
15,000 3.625
12/01/27
(b)
14,290
( TSFR3M + 1.599% )
972,000 3.782
02/01/28
(b)(c)
936,117
( TSFR3M + 1.207% )
45,000 3.509
01/23/29
(b)(c)
42,562

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
( TSFR3M + 3.790% )
$ 25,000 4.493%
03/24/31
(b)(c)
$ 24,172
( SOFR + 2.040% )
25,000 2.522
04/22/31
(b)(c)
21,628
( SOFR + 1.260% )
150,000 2.963
01/25/33
(b)(c)
128,113
( SOFR + 2.080% )
165,000 4.912
07/25/33
(b)(c)
161,433
( SOFR + 1.620% )
100,000 5.336
01/23/35
(b)(c)
100,357
M&T Bank Corp.
( SOFR + 2.800% )
265,000 7.413
10/30/29
(b)(c)
279,543
Morgan Stanley
25,000 3.625
01/20/27
24,141
20,000 3.950
04/23/27
19,316
( SOFR + 1.295% )
213,000 5.050
01/28/27
(b)(c)
212,255
( SOFR + 1.000% )
200,000 2.475
01/21/28
(b)(c)
186,037
( SOFR + 2.076% )
165,000 4.889
07/20/33
(b)(c)
160,046
( SOFR + 1.730% )
70,000 5.466
01/18/35
(b)(c)
70,624
( SOFR + 1.360% )
150,000 2.484
09/16/36
(b)(c)
118,567
Morgan Stanley , GMTN
( TSFR3M + 1.890% )
25,000 4.431
01/23/30
(b)(c)
24,196
( SOFR + 1.143% )
400,000 2.699
01/22/31
(b)(c)
349,580
Morgan Stanley , MTN
( SOFR + 1.152% )
75,000 2.720
07/22/25
(b)(c)
74,241
( SOFR + 1.590% )
305,000 5.164
04/20/29
(b)(c)
304,807
( SOFR + 3.120% )
50,000 3.622
04/01/31
(b)(c)
45,884
( SOFR + 1.034% )
75,000 1.794
02/13/32
(b)(c)
59,962
Truist Financial Corp. , MTN
( SOFR + 2.050% )
50,000 6.047
06/08/27
(b)(c)
50,670
US Bancorp
( SOFR + 2.020% )
145,000 5.775
06/12/29
(b)(c)
147,549
Wells Fargo & Co.
175,000 3.000
10/23/26
165,697
Wells Fargo & Co. , GMTN
50,000 4.300
07/22/27
48,696
Wells Fargo & Co. , MTN
( SOFR + 1.980% )
215,000 4.808
07/25/28
(b)(c)
211,859
( SOFR + 2.100% )
408,000 4.897
07/25/33
(b)(c)
392,875
( TSFR3M + 4.502% )
25,000 5.013
04/04/51
(b)(c)
23,492
7,855,151
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Beverages – 0.3%
Constellation Brands, Inc.
$ 50,000 4.400%
11/15/25
(b)
$ 49,248
50,000 3.600
02/15/28
(b)
47,493
25,000 3.150
08/01/29
(b)
22,805
100,000 2.250
08/01/31
(b)
82,618
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(b)
222,055
25,000 3.800
05/01/50
(b)
19,127
58,000 4.500
04/15/52
(b)
49,763
493,109
Biotechnology – 0.4%
Amgen, Inc.
70,000 3.125
05/01/25
(b)
68,347
239,000 5.250
03/02/30
(b)
242,771
238,000 5.250
03/02/33
(b)
240,023
Royalty Pharma PLC
75,000 1.200
09/02/25
(b)
70,607
621,748
Building Materials – 0.5%
Carrier Global Corp.
150,000 2.493
02/15/27
(b)
139,822
75,000 2.722
02/15/30
(b)
66,336
255,000 5.900
03/15/34
(b)
268,104
Martin Marietta Materials, Inc.
175,000 3.200
07/15/51
(b)
122,684
Masco Corp.
50,000 1.500
02/15/28
(b)
43,802
640,748
Chemicals – 0.3%
DuPont de Nemours, Inc.
50,000 4.493
11/15/25
(b)
49,350
Ecolab, Inc.
4,000 2.750
08/18/55
(b)
2,550
Huntsman International LLC
25,000 4.500
05/01/29
(b)
23,878
International Flavors & Fragrances, Inc.
75,000 1.832
10/15/27
(b)(d)
66,524
150,000 2.300
11/01/30
(b)(d)
124,662
50,000 3.268
11/15/40
(b)(d)
35,604
Sherwin-Williams Co. (The)
25,000 3.450
06/01/27
(b)
23,896
50,000 2.950
08/15/29
(b)
45,345
371,809
Commercial Services – 0.3%
CoStar Group, Inc.
100,000 2.800
07/15/30
(b)(d)
85,445
Global Payments, Inc.
50,000 2.650
02/15/25
(b)
48,707
PayPal Holdings, Inc.
150,000 1.650
06/01/25
(b)
143,958
75,000 2.650
10/01/26
(b)
70,832
25,000 2.850
10/01/29
(b)
22,619
S&P Global, Inc.
75,000 4.250
05/01/29
(b)
73,136
444,697

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Computers – 0.2%
Dell International LLC / EMC Corp.
$ 52,000 5.850%
07/15/25
(b)
$ 52,265
89,000 6.020
06/15/26
(b)
90,171
25,000 5.300
10/01/29
(b)
25,302
Hewlett Packard Enterprise Co.
45,000 4.900
10/15/25
(b)
44,712
212,450
Diversified Financial Services – 0.4%
Air Lease Corp.
75,000 3.375
07/01/25
(b)
73,085
Air Lease Corp. , GMTN
75,000 3.750
06/01/26
(b)
72,351
Air Lease Corp. , MTN
75,000 2.300
02/01/25
(b)
72,840
75,000 2.875
01/15/26
(b)
71,759
American Express Co.
25,000 3.625
12/05/24
(b)
24,686
Aviation Capital Group LLC
50,000 1.950
01/30/26
(b)(d)
46,663
Capital One Financial Corp.
45,000 3.300
10/30/24
(b)
44,392
Discover Financial Services
75,000 3.750
03/04/25
(b)
73,632
Mastercard, Inc.
25,000 3.300
03/26/27
(b)
24,058
Nuveen LLC
25,000 4.000
11/01/28
(b)(d)
24,301
527,767
Electric – 1.2%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(b)
42,544
Arizona Public Service Co.
45,000 2.950
09/15/27
(b)
42,126
Avangrid, Inc.
25,000 3.200
04/15/25
(b)
24,370
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(b)
23,587
50,000 3.700
07/15/30
(b)
46,848
Dominion Energy, Inc.
50,000 3.071
08/15/24
(e)
49,464
Dominion Energy, Inc. , Series C
25,000 3.375
04/01/30
(b)
22,748
Entergy Corp.
45,000 2.950
09/01/26
(b)
42,754
Exelon Corp.
50,000 4.050
04/15/30
(b)
47,210
25,000 4.700
04/15/50
(b)
21,969
FirstEnergy Corp.
100,000 2.650
03/01/30
(b)
86,053
FirstEnergy Corp. , Series B
50,000 2.250
09/01/30
(b)
41,672
Florida Power & Light Co.
68,000 4.125
02/01/42
(b)
58,904
MidAmerican Energy Co.
25,000 3.650
04/15/29
(b)
23,787
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(b)
62,020
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Electric – (continued)
NRG Energy, Inc.
$ 75,000 3.750%
06/15/24
(b)(d)
$ 74,569
Ohio Power Co. , Series P
25,000 2.600
04/01/30
(b)
21,759
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(b)
22,513
50,000 2.500
02/01/31
(b)
41,617
25,000 3.300
08/01/40
(b)
18,360
25,000 3.500
08/01/50
(b)
17,122
PacifiCorp
215,000 5.800
01/15/55
(b)
211,983
Progress Energy, Inc.
95,000 7.000
10/30/31
105,109
Southern California Edison Co. , Series A
50,000 4.200
03/01/29
(b)
48,215
Southern Co. (The)
60,000 3.250
07/01/26
(b)
57,688
Virginia Electric and Power Co.
75,000 2.450
12/15/50
(b)
44,091
Vistra Operations Co. LLC
125,000 3.550
07/15/24
(b)(d)
124,013
Xcel Energy, Inc.
250,000 3.350
12/01/26
(b)
237,110
1,660,205
Entertainment – 0.4%
Warnermedia Holdings, Inc.
250,000 4.054
03/15/29
(b)
234,147
375,000 4.279
03/15/32
(b)
335,171
569,318
Environmental Control – 0.4%
Republic Services, Inc.
100,000 1.750
02/15/32
(b)
79,084
Veralto Corp.
345,000 5.450
09/18/33
(b)(d)
349,236
Waste Management, Inc.
75,000 3.150
11/15/27
(b)
71,102
50,000 1.150
03/15/28
(b)
43,593
543,015
Food – 0.7%
Campbell Soup Co.
279,000 5.400
03/21/34
(b)
281,020
General Mills, Inc.
75,000 4.200
04/17/28
(b)
73,121
J M Smucker Co. (The)
179,000 5.900
11/15/28
(b)
185,716
315,000 6.200
11/15/33
(b)
336,332
Kraft Heinz Foods Co.
95,000 3.750
04/01/30
(b)
89,183
Mars, Inc.
25,000 2.700
04/01/25
(b)(d)
24,383
25,000 3.200
04/01/30
(b)(d)
22,702
Sysco Corp.
25,000 6.600
04/01/50
(b)
28,567
1,041,024
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 1.300
06/15/25
(b)(d)
23,761

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Gas – (continued)
East Ohio Gas Co. (The) – (continued)
$ 25,000 2.000%
06/15/30
(b)(d)
$ 20,529
NiSource, Inc.
95,000 3.490
05/15/27
(b)
90,620
25,000 3.600
05/01/30
(b)
23,049
157,959
Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000 4.250
11/15/28
(b)
23,291
Healthcare-Products – 0.5%
DH Europe Finance II Sarl
25,000 2.600
11/15/29
(b)
22,380
GE Healthcare Technologies, Inc.
100,000 6.377
11/22/52
(b)
112,872
Solventum Corp.
290,000 5.400
03/01/29
(b)(d)
290,682
140,000 5.600
03/23/34
(b)(d)
140,441
STERIS Irish FinCo UnLtd Co.
75,000 2.700
03/15/31
(b)
64,084
Stryker Corp.
100,000 1.950
06/15/30
(b)
84,404
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(b)
22,067
736,930
Healthcare-Services – 1.6%
Adventist Health System
30,000 2.952
03/01/29
(b)
27,028
Banner Health
120,000 2.338
01/01/30
(b)
104,677
Baylor Scott & White Holdings , Series 2021
40,000 1.777
11/15/30
(b)
32,708
Centene Corp.
205,000 4.250
12/15/27
(b)
195,489
110,000 2.625
08/01/31
(b)
90,339
CommonSpirit Health
225,000 6.461
11/01/52
(b)
254,397
HCA, Inc.
80,000 3.500
09/01/30
(b)
72,307
170,000 5.450
04/01/31
(b)
170,983
Humana, Inc.
55,000 5.950
03/15/34
(b)
57,143
18,000 5.500
03/15/53
(b)
17,504
Rush Obligated Group , Series 2020
60,000 3.922
11/15/29
(b)
57,012
Stanford Health Care , Series 2020
40,000 3.310
08/15/30
(b)
36,566
Sutter Health , Series 20A
40,000 2.294
08/15/30
(b)
34,284
UnitedHealth Group, Inc.
275,000 5.300
02/15/30
(b)
281,461
525,000 5.350
02/15/33
(b)
539,900
100,000 5.875
02/15/53
(b)
108,254
168,000 5.050
04/15/53
(b)
163,328
2,243,380
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Home Builders – 0.1%
Lennar Corp.
$ 70,000 4.750%
11/29/27
(b)
$ 69,139
Insurance – 0.2%
American International Group, Inc.
25,000 3.400
06/30/30
(b)
22,874
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
34,361
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(b)
64,083
Marsh & McLennan Cos., Inc.
50,000 4.375
03/15/29
(b)
49,195
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(b)
47,633
75,000 2.125
06/15/30
(b)
62,891
Willis North America, Inc.
25,000 2.950
09/15/29
(b)
22,412
303,449
Internet – 0.7%
Amazon.com, Inc.
335,000 5.200
12/03/25
(b)
336,529
45,000 4.800
12/05/34
(b)
45,381
50,000 3.100
05/12/51
(b)
35,806
Expedia Group, Inc.
14,000 4.625
08/01/27
(b)
13,739
35,000 3.800
02/15/28
(b)
33,311
14,000 2.950
03/15/31
(b)
12,203
Meta Platforms, Inc.
250,000 3.500
08/15/27
(b)
240,552
Netflix, Inc.
210,000 5.875
11/15/28
218,306
90,000 4.875
06/15/30
(b)(d)
89,392
1,025,219
Iron/Steel – 0.0%
Steel Dynamics, Inc.
20,000 2.400
06/15/25
(b)
19,259
50,000 1.650
10/15/27
(b)
44,590
63,849
Lodging – 0.3%
Hyatt Hotels Corp.
75,000 1.800
10/01/24
(b)
73,410
Marriott International, Inc.
125,000 5.000
10/15/27
(b)
124,688
91,000 4.875
05/15/29
(b)
90,116
Marriott International, Inc. , Series HH
125,000 2.850
04/15/31
(b)
107,748
395,962
Machinery-Diversified – 0.3%
AGCO Corp.
112,000 5.800
03/21/34
(b)
113,405
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(b)
92,348
Otis Worldwide Corp.
25,000 2.293
04/05/27
(b)
23,176
150,000 2.565
02/15/30
(b)
131,927
360,856

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Media – 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital
$ 320,000 4.908%
07/23/25
(b)
$ 316,208
Comcast Corp.
50,000 3.950
10/15/25
(b)
49,181
25,000 3.300
02/01/27
(b)
23,985
75,000 3.300
04/01/27
(b)
71,768
225,000 3.150
02/15/28
(b)
212,257
125,000 4.150
10/15/28
(b)
122,016
25,000 3.750
04/01/40
(b)
20,772
25,000 4.700
10/15/48
(b)
22,881
Fox Corp.
25,000 4.709
01/25/29
(b)
24,666
863,734
Mining – 0.0%
Newmont Corp.
75,000 2.250
10/01/30
(b)
63,927
Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
78,240
Phillips 66
25,000 1.300
02/15/26
(b)
23,266
101,506
Packaging & Containers – 0.0%
Berry Global, Inc.
50,000 1.570
01/15/26
(b)
46,811
Pharmaceuticals – 1.7%
AbbVie, Inc.
220,000 4.950
03/15/31
(b)
221,982
215,000 5.050
03/15/34
(b)
217,660
49,000 4.300
05/14/36
(b)
46,000
107,000 4.050
11/21/39
(b)
95,279
119,000 4.250
11/21/49
(b)
102,998
Becton Dickinson and Co.
100,000 2.823
05/20/30
(b)
88,277
Bristol-Myers Squibb Co.
75,000 2.950
03/15/32
(b)
65,532
214,000 5.200
02/22/34
(b)
217,343
25,000 4.250
10/26/49
(b)
21,359
105,000 6.250
11/15/53
(b)
118,349
Cencora, Inc.
75,000 3.450
12/15/27
(b)
71,300
Cigna Group (The)
34,000 2.400
03/15/30
(b)
29,365
250,000 2.375
03/15/31
(b)
210,479
85,000 5.125
05/15/31
(b)
85,109
125,000 4.800
08/15/38
(b)
117,529
75,000 4.900
12/15/48
(b)
68,332
CVS Health Corp.
350,000 2.125
09/15/31
(b)
285,832
175,000 4.780
03/25/38
(b)
161,697
Pfizer, Inc.
75,000 3.450
03/15/29
(b)
71,119
Zoetis, Inc.
45,000 3.000
09/12/27
(b)
42,171
150,000 2.000
05/15/30
(b)
126,368
2,464,080
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Pipelines – 1.1%
Cheniere Energy Partners LP
$ 75,000 5.950%
06/30/33
(b)
$ 76,641
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(b)(d)
248,778
Energy Transfer LP
15,000 4.250
04/01/24
(b)
15,000
50,000 2.900
05/15/25
(b)
48,531
25,000 5.250
04/15/29
(b)
25,050
275,000 5.750
02/15/33
(b)
279,455
5,000 6.000
06/15/48
(b)
4,973
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(b)
268,487
MPLX LP
75,000 2.650
08/15/30
(b)
64,541
35,000 4.500
04/15/38
(b)
31,088
25,000 5.500
02/15/49
(b)
23,833
Plains All American Pipeline LP / PAA Finance Corp.
25,000 3.800
09/15/30
(b)
22,923
Sabine Pass Liquefaction LLC
75,000 5.625
03/01/25
(b)
74,945
75,000 5.000
03/15/27
(b)
74,779
Targa Resources Corp.
55,000 4.200
02/01/33
(b)
50,201
Western Midstream Operating LP
75,000 3.100
02/01/25
(b)
73,366
25,000 5.450
04/01/44
(b)
22,959
20,000 5.300
03/01/48
(b)
17,430
Williams Cos., Inc. (The)
25,000 3.900
01/15/25
(b)
24,636
35,000 4.000
09/15/25
(b)
34,335
125,000 5.650
03/15/33
(b)
128,369
1,610,320
REITS – 1.2%
Agree LP
170,000 4.800
10/01/32
(b)
160,741
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(b)
22,302
American Homes 4 Rent LP
50,000 4.900
02/15/29
(b)
49,120
30,000 2.375
07/15/31
(b)
24,366
American Tower Corp.
100,000 2.400
03/15/25
(b)
96,982
75,000 2.100
06/15/30
(b)
62,327
Crown Castle, Inc.
60,000 3.650
09/01/27
(b)
56,900
CubeSmart LP
45,000 4.000
11/15/25
(b)
43,912
20,000 2.500
02/15/32
(b)
16,349
Essex Portfolio LP
50,000 3.000
01/15/30
(b)
44,356
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(b)
19,287
Host Hotels & Resorts LP , Series J
42,000 2.900
12/15/31
(b)
34,913
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(b)
66,381
195,000 2.000
08/15/31
(b)
154,915
Kilroy Realty LP
20,000 4.750
12/15/28
(b)
19,118

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
REITS – (continued)
Mid-America Apartments L.P.
$ 50,000 1.700%
02/15/31
(b)
$ 40,300
National Retail Properties, Inc.
35,000 3.900
06/15/24
(b)
34,830
45,000 4.000
11/15/25
(b)
44,022
Prologis L.P.
25,000 1.750
07/01/30
(b)
20,805
125,000 4.625
01/15/33
(b)
121,457
Realty Income Corp.
25,000 3.950
08/15/27
(b)
24,238
75,000 3.400
01/15/30
(b)
68,410
Regency Centers LP
100,000 2.950
09/15/29
(b)
89,460
Retail Opportunity Investments Partnership LP
195,000 6.750
10/15/28
(b)
202,025
UDR, Inc. , MTN
25,000 2.100
08/01/32
(b)
19,626
100,000 1.900
03/15/33
(b)
75,735
Ventas Realty LP
45,000 3.500
02/01/25
(b)
44,093
WP Carey, Inc.
20,000 4.600
04/01/24
(b)
20,000
30,000 4.000
02/01/25
(b)
29,561
25,000 3.850
07/15/29
(b)
23,332
25,000 2.400
02/01/31
(b)
20,775
1,750,638
Retail – 0.6%
7-Eleven, Inc.
100,000 1.300
02/10/28
(b)(d)
87,187
AutoNation, Inc.
83,000 4.500
10/01/25
(b)
81,726
25,000 1.950
08/01/28
(b)
21,653
Dollar Tree, Inc.
50,000 4.000
05/15/25
(b)
49,172
50,000 4.200
05/15/28
(b)
48,334
Home Depot, Inc. (The)
25,000 3.900
12/06/28
(b)
24,289
150,000 3.250
04/15/32
(b)
134,118
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(b)
23,705
75,000 1.700
09/15/28
(b)
65,610
25,000 3.000
10/15/50
(b)
16,371
50,000 4.250
04/01/52
(b)
40,957
McDonald's Corp. , MTN
25,000 4.200
04/01/50
(b)
20,899
Starbucks Corp.
100,000 4.000
11/15/28
(b)
97,058
Tractor Supply Co.
50,000 1.750
11/01/30
(b)
40,514
Walgreens Boots Alliance, Inc.
41,000 4.100
04/15/50
(b)
30,136
781,729
Semiconductors – 0.5%
Applied Materials, Inc.
25,000 1.750
06/01/30
(b)
21,074
Broadcom, Inc.
74,000 4.150
04/15/32
(b)(d)
68,578
100,000 3.419
04/15/33
(b)(d)
86,570
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Semiconductors – (continued)
Broadcom, Inc. – (continued)
$ 50,000 3.469%
04/15/34
(b)(d)
$ 42,871
162,000 3.137
11/15/35
(b)(d)
130,953
100,000 3.500
02/15/41
(b)(d)
77,648
Intel Corp.
175,000 5.200
02/10/33
(b)
177,446
65,000 5.150
02/21/34
(b)
65,183
75,000 3.050
08/12/51
(b)
50,573
Micron Technology, Inc.
50,000 2.703
04/15/32
(b)
41,792
762,688
Software – 1.5%
Adobe, Inc.
50,000 2.150
02/01/27
(b)
46,688
75,000 2.300
02/01/30
(b)
65,956
Black Knight InfoServ LLC
75,000 3.625
09/01/28
(b)(d)
70,912
Fiserv, Inc.
25,000 4.200
10/01/28
(b)
24,133
Intuit, Inc.
25,000 1.350
07/15/27
(b)
22,358
MSCI, Inc.
180,000 4.000
11/15/29
(b)(d)
166,793
Oracle Corp.
150,000 4.500
05/06/28
(b)
147,813
34,000 2.950
04/01/30
(b)
30,266
175,000 4.650
05/06/30
(b)
171,537
275,000 2.875
03/25/31
(b)
239,172
250,000 6.250
11/09/32
(b)
267,615
157,000 4.900
02/06/33
(b)
153,683
225,000 6.900
11/09/52
(b)
258,899
50,000 3.850
04/01/60
(b)
35,598
Roper Technologies, Inc.
50,000 4.200
09/15/28
(b)
48,573
ServiceNow, Inc.
125,000 1.400
09/01/30
(b)
101,130
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(b)
81,577
VMware, Inc.
25,000 1.800
08/15/28
(b)
21,788
100,000 2.200
08/15/31
(b)
81,344
Workday, Inc.
75,000 3.500
04/01/27
(b)
71,811
25,000 3.800
04/01/32
(b)
22,762
2,130,408
Telecommunications – 1.7%
AT&T, Inc.
288,000 2.300
06/01/27
(b)
265,455
150,000 4.350
03/01/29
(b)
146,197
50,000 2.750
06/01/31
(b)
43,057
335,000 2.550
12/01/33
(b)
268,576
25,000 4.900
08/15/37
(b)
23,707
60,000 4.850
03/01/39
(b)
56,022
75,000 3.500
06/01/41
(b)
58,499
25,000 4.350
06/15/45
(b)
21,319
25,000 5.150
11/15/46
(b)
23,629
25,000 4.500
03/09/48
(b)
21,278
25,000 3.650
06/01/51
(b)
18,324

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Telecommunications – (continued)
Cisco Systems, Inc.
$ 67,000 5.050%
02/26/34
(b)
$ 67,871
T-Mobile USA, Inc.
49,000 3.500
04/15/25
(b)
48,039
75,000 1.500
02/15/26
(b)
70,026
153,000 3.750
04/15/27
(b)
147,330
25,000 4.750
02/01/28
(b)
24,673
175,000 2.050
02/15/28
(b)
156,789
83,000 3.875
04/15/30
(b)
77,802
75,000 2.875
02/15/31
(b)
65,221
75,000 3.500
04/15/31
(b)
67,755
500,000 5.200
01/15/33
(b)
500,550
25,000 3.000
02/15/41
(b)
18,412
Verizon Communications, Inc.
108,000 4.329
09/21/28
105,629
200,000 2.550
03/21/31
(b)
170,870
2,467,030
Transportation – 0.3%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(b)
20,812
CSX Corp.
175,000 3.800
03/01/28
(b)
169,290
FedEx Corp.
45,000 3.400
02/15/28
(b)
42,718
75,000 5.250
05/15/50
(b)
71,885
Union Pacific Corp.
125,000 2.800
02/14/32
(b)
108,588
413,293
TOTAL CORPORATE BONDS
(Cost $38,113,088)
36,296,754
a
Asset- Backed Securities – 13.2%
Collateralized Debt Obligations – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-
FL1, Class A ( SOFR + 1.450% )
250,000 6.769
01/15/37
(c)(d)
248,047
Collateralized Loan Obligations – 5.8%
Allegro CLO VIII Ltd. , Series 2018-2A, Class A ( TSFR3M +
1.362% )
358,666 6.676
07/15/31
(c)(d)
358,757
AMMC CLO XI Ltd. , Series 2012-11A, Class A1R2 ( TSFR3M +
1.272% )
354,114 6.589
04/30/31
(c)(d)
354,469
Apidos CLO XV , Series 2013-15A, Class A1RR ( TSFR3M +
1.272% )
449,641 6.589
04/20/31
(c)(d)
449,793
Carlyle US CLO Ltd. , Series 2024-2A, Class B ( TSFR3M +
2.050% )
400,000 0.010
04/25/37
(c)(d)(f)
400,140
Cathedral Lake VIII Ltd. , Series 2021-8A, Class C ( TSFR3M +
2.882% )
200,000 8.197
01/20/35
(c)(d)
199,891
CBAM Ltd. , Series 2018-5A, Class A ( TSFR3M + 1.282% )
474,627 6.598
04/17/31
(c)(d)
474,549
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class A1 ( TSFR3M
+ 1.242% )
218,124 6.559
04/20/31
(c)(d)
218,254
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
CFIP CLO Ltd. , Series 2021-1A, Class A ( TSFR3M + 1.482% )
$ 700,000 6.799%
01/20/35
(c)(d)
$ 699,233
CFIP CLO Ltd. , Series 2021-1A, Class C1 ( TSFR3M + 2.662% )
300,000 7.979
01/20/35
(c)(d)
299,989
Crown City CLO I , Series 2020-1A, Class A1AR ( TSFR3M +
1.452% )
250,000 6.769
07/20/34
(c)(d)
250,028
Diameter Capital CLO 1 Ltd. , Series 2021-1A, Class A1A
( TSFR3M + 1.502% )
425,000 6.816
07/15/36
(c)(d)
425,238
GoldenTree Loan Management US CLO 19 Ltd. , Series 2019-6A,
Class AR ( TSFR3M + 1.320% )
300,000 6.638
04/20/35
(c)(d)
300,130
GoldenTree Loan Management US CLO 19 Ltd. , Series 2024-
19A, Class A ( TSFR3M + 1.500% )
550,000 6.821
04/20/37
(c)(d)
551,987
HalseyPoint CLO Ltd. , Series 2020-3A, Class A1A ( TSFR3M +
1.712% )
250,000 7.029
11/30/32
(c)(d)
250,015
Hayfin US XII Ltd. , Series 2018-8A, Class A ( TSFR3M +
1.382% )
218,822 6.699
04/20/31
(c)(d)
218,895
Jamestown CLO XV Ltd. , Series 2020-15A, Class A ( TSFR3M +
1.602% )
300,000 6.916
04/15/33
(c)(d)
300,000
JP Morgan Mortgage Trust , Series 2023-HE3, Class A1 ( SOFR +
1.600% )
127,011 6.920
05/25/54
(c)(d)
127,803
Marble Point CLO XVII Ltd. , Series 2020-1A, Class A ( TSFR3M
+ 1.562% )
500,000 6.879
04/20/33
(c)(d)
499,995
OCP CLO Ltd. , Series 2019-16A, Class AR ( TSFR3M + 1.262% )
250,000 6.587
04/10/33
(c)(d)
249,955
Palmer Square Loan Funding Ltd. , Series 2022-3A, Class A1BR
( TSFR3M + 1.400% )
325,000 6.721
04/15/31
(c)(d)
324,997
Pikes Peak CLO 12 Ltd. , Series 2023-12A, Class A ( TSFR3M +
2.100% )
350,000 7.418
04/20/36
(c)(d)
352,882
Post CLO Ltd. , Series 2018-1A, Class A ( TSFR3M + 1.312% )
376,015 6.626
04/16/31
(c)(d)
376,062
Southwick Park CLO LLC , Series 2019-4A, Class A1R ( TSFR3M
+ 1.322% )
250,000 6.639
07/20/32
(c)(d)
250,125
Venture CLO Ltd. , Series 2020-39A, Class A1 ( TSFR3M +
1.542% )
275,000 6.856
04/15/33
(c)(d)
275,004
8,208,191
Diversified Financial Services – 7.2%
American Express Credit Account Master Trust , Series 2022-2,
Class A
425,000 3.390
05/15/27
416,167
Bank of America Auto Trust , Series 2023-2A, Class A2
225,000 5.850
08/17/26
(d)
225,482
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
600,000 4.720
02/15/29
595,937
Barclays Dryrock Issuance Trust , Series 2023-2, Class A ( SOFR
+ 0.900% )
300,000 6.219
08/15/28
(c)
302,104

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Diversified Financial Services – (continued)
Benefit Street Partners CLO Xxx Ltd. , Series 2023-30A, Class A
( TSFR3M + 2.100% )
$ 350,000 7.425%
04/25/36
(c)(d)
$ 352,806
Capital One Multi-Asset Execution Trust , Series 2022-A2, Class A
200,000 3.490
05/15/27
195,969
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
300,000 4.950
10/15/27
298,971
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
275,000 5.230
12/08/27
275,119
Citizens Auto Receivables Trust , Series 2024-1, Class A2A
475,000 5.430
10/15/26
(d)
474,701
Discover Card Execution Note Trust , Series 2023-A1, Class A
300,000 4.310
03/15/28
295,845
Ford Credit Auto Lease Trust , Series 2024-A, Class A2A
725,000 5.240
07/15/26
723,782
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
450,000 5.680
09/15/26
450,710
Ford Credit Auto Owner Trust , Series 2024-1, Class A
350,000 4.870
08/15/36
(d)
349,989
GM Financial Consumer Automobile Receivables Trust , Series
2023-4, Class A2A
325,000 5.890
11/16/26
325,769
GM Financial Consumer Automobile Receivables Trust , Series
2024-1, Class A2A
450,000 5.120
02/16/27
448,974
HalseyPoint CLO Ltd. , Series 2023-7A, Class A ( TSFR3M +
2.250% )
600,000 7.568
07/20/36
(c)(d)
606,358
Honda Auto Receivables Owner Trust , Series 2023-4, Class A3
525,000 5.670
06/21/28
531,487
Hyundai Auto Lease Securitization Trust , Series 2022-A, Class A4
300,000 1.320
12/15/25
(d)
298,648
Hyundai Auto Lease Securitization Trust , Series 2024-A, Class
A2A
550,000 5.150
06/15/26
(d)
549,255
Hyundai Auto Receivables Trust , Series 2023-A, Class A2A
175,367 5.190
12/15/25
175,201
Nissan Auto Lease Trust , Series 2024-A, Class A2A
725,000 5.110
10/15/26
723,143
Nissan Auto Receivables Owner Trust , Series 2023-A, Class A2A
222,191 5.340
02/17/26
221,941
Santander Drive Auto Receivables Trust , Series 2023-6, Class A2
356,613 6.080
05/17/27
357,610
Santander Drive Auto Receivables Trust , Series 2024-1, Class A2
300,000 5.710
02/16/27
300,157
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
550,000 4.710
02/15/28
546,327
World Omni Auto Receivables Trust , Series 2023-B, Class A2A
198,057 5.250
11/16/26
197,843
10,240,295
TOTAL ASSET- BACKED SECURITIES
(Cost $18,670,159)
18,696,533
a
Foreign Bonds – 4.9%
Agriculture – 0.1%
BAT Capital Corp. ( United Kingdom )
25,000 3.222
08/15/24
(b)
24,749
100,000 2.259
03/25/28
(b)
89,116
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Agriculture – (continued)
BAT Capital Corp. (United Kingdom) – (continued)
$ 25,000 4.540%
08/15/47
(b)
$ 19,266
133,131
Banks – 2.1%
Banco Santander SA ( Spain )
200,000 2.746
05/28/25
193,324
400,000 6.921
08/08/33
418,290
Barclays PLC ( United Kingdom )
( SOFR + 2.714% )
200,000 2.852
05/07/26
(b)(c)
193,882
BNP Paribas SA ( France )
200,000 3.375
01/09/25
(d)
196,663
( SOFR + 1.004% )
200,000 1.323
01/13/27
(b)(c)(d)
185,926
BPCE SA ( France )
( SOFR + 1.730% )
250,000 3.116
10/19/32
(b)(c)(d)
204,732
Credit Suisse AG ( Switzerland )
250,000 1.250
08/07/26
227,852
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.538% )
200,000 1.645
04/18/26
(b)(c)
191,629
ING Groep NV ( Netherlands )
( US 1 Year CMT T-Note +
1.100% )
200,000 1.400
07/01/26
(b)(c)(d)
189,888
Macquarie Group Ltd. ( Australia )
( SOFR + 1.069% )
50,000 1.340
01/12/27
(b)(c)(d)
46,385
Toronto-Dominion Bank (The) ( Canada )
175,000 4.456
06/08/32
167,391
UBS Group AG ( Switzerland )
250,000 4.550
04/17/26
246,020
( US 1 Year CMT T-Note +
1.100% )
200,000 2.746
02/11/33
(b)(c)(d)
163,350
( SOFR + 5.020% )
250,000 9.016
11/15/33
(b)(c)(d)
303,462
Westpac Banking Corp. ( Australia )
( US 5 Year CMT T-Note +
2.000% )
25,000 4.110
07/24/34
(b)(c)
23,116
Westpac Banking Corp. , GMTN ( Australia )
( USISOA05 + 2.236% )
25,000 4.322
11/23/31
(b)(c)
24,124
2,976,034
Beverages – 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
335,000 4.700
02/01/36
(b)
325,154
70,000 4.900
02/01/46
(b)
66,550
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
175,000 4.750
01/23/29
(b)
174,927
25,000 8.200
01/15/39
32,430
40,000 5.450
01/23/39
(b)
41,282
25,000 4.950
01/15/42
24,355
35,000 4.600
04/15/48
(b)
31,867

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Beverages – (continued)
JDE Peet's NV ( Netherlands )
$ 150,000 1.375%
01/15/27
(b)(d)
$ 135,234
831,799
Biotechnology – 0.0%
CSL Finance PLC ( Australia )
25,000 3.850
04/27/27
(b)(d)
24,128
Coal – 0.0%
Teck Resources Ltd. ( Canada )
18,000 3.900
07/15/30
(b)
16,600
Commercial Services – 0.3%
Ashtead Capital, Inc. ( United Kingdom )
209,000 5.800
04/15/34
(b)(d)
208,859
DP World Crescent Ltd. , EMTN ( United Arab Emirates )
200,000 3.875
07/18/29
187,687
396,546
Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 2.450
10/29/26
(b)
232,280
225,000 3.000
10/29/28
(b)
203,796
Avolon Holdings Funding Ltd. ( Ireland )
25,000 3.950
07/01/24
(b)(d)
24,860
100,000 2.875
02/15/25
(b)(d)
97,335
25,000 4.250
04/15/26
(b)(d)
24,150
90,000 6.375
05/04/28
(b)(d)
91,989
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
30,000 6.400
03/26/29
(b)(d)
30,460
704,870
Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) ( United Kingdom )
200,000 2.200
05/13/26
(b)(d)
185,580
Mining – 0.2%
Glencore Funding LLC ( Australia )
25,000 4.625
04/29/24
(d)
24,964
75,000 1.625
04/27/26
(b)(d)
69,529
150,000 2.625
09/23/31
(b)(d)
124,927
219,420
Oil & Gas – 0.1%
Saudi Arabian Oil Co. ( Saudi Arabia )
220,000 3.500
04/16/29
205,007
Pipelines – 0.3%
Enbridge, Inc. ( Canada )
111,000 5.700
03/08/33
(b)
113,681
125,000 2.500
08/01/33
(b)
100,737
Galaxy Pipeline Assets Bidco Ltd. ( United Arab Emirates )
186,624 2.940
09/30/40
149,641
364,059
Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
25,000 3.400
05/01/30
(b)
22,679
125,000 2.500
05/11/31
(b)
104,649
125,000 2.650
02/15/32
(b)
103,760
231,088
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Software – 0.1%
Constellation Software, Inc. ( Canada )
$ 97,000 5.461%
02/16/34
(b)(d)
$ 97,494
Telecommunications – 0.3%
Rogers Communications, Inc. ( Canada )
505,000 3.200
03/15/27
(b)
479,635
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
25,000 2.050
03/05/30
(b)
21,279
TOTAL FOREIGN BONDS
(Cost $7,247,674)
6,886,670
a
Commercial Mortgage-Backed Securities – 4.5%
a
3650R Commercial Mortgage Trust , Series 2021-PF1, Class AS
150,000 2.778
11/15/54
(c)
124,337
BANK , Series 2019-BN21, Class A5
150,000 2.851
10/17/52
133,014
BANK , Series 2021-BN32, Class A5
150,000 2.643
04/15/54
129,103
BANK , Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
190,822
BANK , Series 2023-BNK46, Class A4
200,000 5.745
08/15/56
209,956
BBCMS Mortgage Trust , Series 2023-C21, Class AS
175,000 6.296
09/15/56
(c)
185,346
BBCMS Mortgage Trust , Series 2024-5C25, Class AS
210,000 6.358
03/15/57
(c)
217,423
BBCMS Mortgage Trust , Series 2024-5C25, Class B
250,000 6.151
03/15/57
(c)
250,442
Benchmark Mortgage Trust , Series 2021-B31, Class A5
250,000 2.669
12/15/54
211,705
BLP Commercial Mortgage Trust , Series 2024-IND2, Class A
250,000 6.667
03/15/41
(c)(d)
250,078
BMO Mortgage Trust , Series 2023-C7, Class A5
200,000 6.160
12/15/56
215,863
BX Commercial Mortgage Trust , Series 2023-VLT2, Class A
250,000 7.606
06/15/40
(c)(d)
251,003
BX Commercial Mortgage Trust , Series 2024-XL4, Class A
450,000 6.767
02/15/39
(c)(d)
450,704
BX Commercial Mortgage Trust , Series 2024-XL5, Class A
250,000 6.692
03/15/41
(c)(d)
250,000
BX Trust , Series 2021-ARIA, Class C
50,000 7.085
10/15/36
(c)(d)
49,304
BX Trust , Series 2022-PSB, Class A
87,126 7.776
08/15/39
(c)(d)
87,667
BX Trust , Series 2024-BIO, Class A
450,000 6.967
02/15/41
(c)(d)
450,703
BX Trust , Series 2024-PAT, Class A
150,000 7.340
03/15/26
(c)(d)
149,906
Cantor Commercial Real Estate Lending , Series 2019-CF3, Class
A4
100,000 3.006
01/15/53
88,911
Citigroup Commercial Mortgage Trust , Series 2023-PRM3, Class
A
200,000 6.360
07/10/28
(c)(d)
207,471
DOLP Trust , Series 2021-NYC, Class A
200,000 2.956
05/10/41
(d)
167,903
EQUS Mortgage Trust , Series 2021-EQAZ, Class A
199,996 6.195
10/15/38
(c)(d)
198,677

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-152, Class A2
$ 200,000 3.780%
11/25/32
(c)
$ 187,577
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-161, Class A2
300,000 4.900
10/25/33
302,912
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K510, Class A2
100,000 5.069
10/25/28
(c)
101,231
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series KF153, Class AS
184,084 6.000
02/25/33
(c)
183,654
GS Mortgage Securities Trust , Series 2017-GS7, Class A4
200,000 3.430
08/10/50
186,880
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2022-OPO, Class A
250,000 3.024
01/05/39
(d)
221,117
MSWF Commercial Mortgage Trust , Series 2023-2, Class A2
325,000 6.890
12/15/56
342,670
TYSN Mortgage Trust , Series 2023-CRNR, Class A
300,000 6.580
12/10/33
(c)(d)
312,539
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,404,650)
6,308,918
a
Collateralized Mortgage Obligations – 3.0%
a
Alternative Loan Trust , Series 2005-38, Class A1 ( Federal Reserve
US 12 mo. Cumulative Avg 1 yr. CMT + 1.500% )
37,127 6.589
09/25/35
(c)
32,637
Angel Oak Mortgage Trust , Series 2021-6, Class A1
66,255 1.458
09/25/66
(c)(d)
53,647
BRAVO Residential Funding Trust , Series 2024-NQM1, Class A1
368,216 5.943
12/01/63
(d)(e)
367,175
Connecticut Avenue Securities Trust , Series 2021-R01, Class 1M2
( SOFR + 1.550% )
44,000 6.870
10/25/41
(c)(d)
44,178
Connecticut Avenue Securities Trust , Series 2021-R03, Class 1M2
( SOFR + 1.650% )
42,000 6.970
12/25/41
(c)(d)
42,027
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M1
( SOFR + 1.900% )
28,383 7.220
04/25/42
(c)(d)
28,567
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M2
( SOFR + 3.000% )
36,000 8.320
04/25/42
(c)(d)
37,100
Connecticut Avenue Securities Trust , Series 2023-R03, Class 2M2
( SOFR + 3.900% )
30,000 9.220
04/25/43
(c)(d)
31,985
Connecticut Avenue Securities Trust , Series 2023-R08, Class 1M2
( SOFR + 2.500% )
50,000 7.820
10/25/43
(c)(d)
51,249
Connecticut Avenue Securities Trust , Series 2024-R01, Class 1M2
( SOFR + 1.800% )
100,000 7.120
01/25/44
(c)(d)
100,302
Connecticut Avenue Securities Trust , Series 2024-R02, Class 1M2
( SOFR + 1.800% )
225,000 7.120
02/25/44
(c)(d)
226,048
FHLMC , Series 2021-DNA5, Class M2 ( SOFR + 1.650% )
17,518 6.970
01/25/34
(c)(d)
17,607
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
FHLMC , Series 2022-DNA1, Class M1A ( SOFR + 1.000% )
$ 67,573 6.320%
01/25/42
(c)(d)
$ 67,551
FHLMC , Series 2022-DNA3, Class M1A ( SOFR + 2.000% )
25,763 7.320
04/25/42
(c)(d)
26,107
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class A1
( SOFR + 1.250% )
450,000 6.569
03/25/44
(c)(d)
451,125
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class M1
( SOFR + 1.250% )
300,000 6.569
03/25/44
(c)(d)
300,187
Freddie Mac STACR REMIC Trust , Series 2024-HQA1, Class M2
( SOFR + 2.000% )
125,000 7.319
03/25/44
(c)(d)
125,039
J.P. Morgan Mortgage Trust , Series 2024-1, Class A2
390,770 6.000
06/25/54
(c)(d)
389,763
JP Morgan Mortgage Trust , Series 2021-6, Class A3
88,163 2.500
10/25/51
(c)(d)
70,875
JP Morgan Mortgage Trust , Series 2023-10, Class A6
46,754 6.000
05/25/54
(c)(d)
46,442
OBX Trust , Series 2024-NQM1, Class A1
439,933 5.928
11/25/63
(d)(e)
439,108
OBX Trust , Series 2024-NQM2, Class A1
686,272 5.878
12/25/63
(d)(e)
684,329
OBX Trust , Series 2024-NQM4, Class A1
298,576 6.067
01/25/64
(d)(e)
298,541
Starwood Mortgage Residential Trust , Series 2022-1, Class A1
312,226 2.447
12/25/66
(c)(d)
269,621
Wells Fargo Mortgage Backed Securities Trust , Series 2019-3,
Class A1
5,679 3.500
07/25/49
(c)(d)
5,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,224,136)
4,206,272
a
U.S. Government Agency Securities – 1.9%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
411,818
230,000 3.300
05/19/32
212,192
130,000 3.500
09/01/32
121,098
600,000 2.850
03/28/34
518,540
340,000 3.080
03/30/37
285,262
Federal Home Loan Banks
250,000 3.375
09/10/32
229,620
430,000 4.750
12/10/32
437,652
Federal National Mortgage Association
400,000 6.250
05/15/29
435,763
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,916,393)
2,651,945
a
Foreign Government Securities – 1.0%
Sovereign – 1.0%
Indonesia Government International Bond
200,000 4.850
01/11/33
(b)
197,815
Israel Government AID Bond
100,000 5.500
04/26/24
(g)
99,980
Mexico Government International Bond
400,000 3.250
04/16/30
(b)
356,200
110,000 1.450
10/25/33
(b)
93,122
200,000 4.280
08/14/41
(b)
161,664

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Government Securities – (continued)
Sovereign – (continued)
Panama Government International Bond
$ 200,000 6.875%
01/31/36
(b)
$ 197,500
Peruvian Government International Bond
50,000 3.230
07/28/21
(b)
28,797
Republic of Poland Government International Bond
120,000 5.125
09/18/34
(b)
119,467
Romanian Government International Bond
40,000 3.000
02/27/27
(d)
37,308
10,000 2.124
07/16/31
(d)
8,820
30,000 2.625
12/02/40
(d)
22,099
10,000 4.625
04/03/49
(d)
9,352
Romanian Government International Bond , EMTN
50,000 2.875
03/11/29
49,745
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $1,545,495)
1,381,869
a
Municipal Bonds – 0.4%
California – 0.1%
State of California
105,000 7.625
03/01/40
(b)
128,067
Florida – 0.0%
State Board of Administration Finance Corp. , Series A
70,000 2.154
07/01/30
(b)
59,793
Illinois – 0.1%
Chicago O'Hare International Airport , Series D
85,000 2.346
01/01/30
(b)
74,464
Illinois State Taxable Pension Funding GO Bonds Series 2003
25,000 5.100
06/01/33
24,818
State of Illinois GO Bonds
85,714 7.350
07/01/35
(b)
92,793
192,075
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Auth , Series 2022-ELL, Class A3
140,000 4.275
02/01/36
133,145
New York – 0.0%
Metropolitan Transportation Authority , Series A2
25,000 5.989
11/15/30
(b)
26,025
Ohio – 0.1%
American Municipal Power, Inc. , Series E
95,000 6.270
02/15/50
(b)
100,987
TOTAL MUNICIPAL BONDS
(Cost $642,937)
640,092
a
U.S. Treasury Obligations – 18.6%
a
U.S. Treasury Bonds
1,640,000 3.125
(h)
11/15/41
1,378,112
1,550,000 2.750
(h)
08/15/42
1,216,750
2,310,000 2.750
(h)
11/15/42
1,808,297
2,810,000 2.375
(h)
11/15/49
1,924,850
610,000 2.000
(h)
02/15/50
382,203
480,000 2.375
(h)
05/15/51
326,100
170,000 2.000
(h)
08/15/51
105,373
400,000 2.250
(h)
02/15/52
263,313
220,000 2.875
(h)
05/15/52
166,581
360,000 3.000
(h)
08/15/52
279,844
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Bonds – (continued)
$ 1,588,400 4.000%
(h)
11/15/52
$ 1,494,337
U.S. Treasury Inflation Indexed Bonds
393,330 1.500
(h)
02/15/53
343,911
U.S. Treasury Inflation Indexed Bonds
90,463 2.125
(h)
02/15/54
91,198
U.S. Treasury Notes
620,000 2.500
(h)
05/31/24
617,021
620,000 3.000
(h)
06/30/24
616,416
1,250,000 3.000
(h)
07/31/24
1,240,234
620,000 4.250
(h)
09/30/24
616,876
620,000 4.250
(h)
12/31/24
615,762
636,000 0.375
(h)
12/31/25
589,890
4,050,000 0.750
(h)
03/31/26
3,753,211
473,200 0.750
(h)
04/30/26
437,192
1,720,000 0.625
(h)
07/31/26
1,571,784
620,000 4.375
(h)
08/15/26
617,675
640,000 0.750
(h)
08/31/26
585,100
640,000 2.625
(h)
05/31/27
606,600
660,000 0.500
(h)
06/30/27
583,017
140,000 1.250
(h)
03/31/28
124,414
970,000 2.875
(h)
05/15/28
918,090
1,180,000 1.250
(h)
06/30/28
1,042,088
250,000 3.125
(h)
11/15/28
238,145
1,210,000 4.125
(h)
03/31/29
(f)
1,205,152
610,000 4.125
(h)
03/31/31
(f)
606,839
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,950,874)
26,366,375
Shares
Dividend
Rate Value
aa a
Investment Company – 3.1%
(i)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
4,442,537 5.211% 4,442,537
(Cost $4,442,537)
TOTAL INVESTMENTS – 116.2%
(Cost $172,446,462)
$ 164,491,260
LIABILITIES IN EXCESS OF OTHER ASSETS
– (16.2)%
(22,914,675)
NET ASSETS – 100.0%
$ 141,576,585
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $25,391,768 which represents approximately 17.9% of the Fund’s net assets as of March 31, 2024.
(b)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
March 31, 2024.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
Step coupon.
(f)
When-issued security.
(g)
Guaranteed by the United States Government. Total market value of
$99,980, which represents 0.1% of net assets as of March 31, 2024.
(h)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(i)
Represents an affiliated issuer.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At March 31, 2024, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
GBP 103,034 USD 129,627 4/10/2024 $ 423
USD 386,782 GBP 304,123 4/10/2024 2,916
USD 248,839 SEK 2,579,932 4/25/2024 7,592
USD 236,669 CAD 318,766 5/2/2024 1,236
USD 1,102,100 EUR 1,019,610 5/8/2024 502
USD 124,229 CHF 108,235 5/23/2024 3,526
CAD 18,681 USD 13,795 6/20/2024 13
USD 5,829 CHF 5,094 6/20/2024 131
USD 40,456 JPY 5,957,774 6/20/2024 614
TOTAL
$ 16,953
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
GBP 274,786 USD 349,471 4/10/2024 (2,635)
SEK 2,119,925 USD 204,470 4/25/2024 (6,238)
CAD 324,836 USD 241,175 5/2/2024 (1,259)
EUR 827,711 USD 894,676 5/8/2024 (408)
GBP 4,841 USD 6,163 6/20/2024 (51)
NZD 15,475 USD 9,479 6/20/2024 (233)
SEK 77,632 USD 7,571 6/20/2024 (294)
TOTAL
$ (11,118)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
FORWARD SALES CONTRACTS
— At March 31, 2024, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 3.000 % TBA-30yr 04/15/54 $ (3,000,000) $ (2,582,349)
Federal National Mortgage Association 4.500 TBA-30yr 04/15/54 (5,000,000) (4,761,133)
Federal National Mortgage Association 5.000 TBA-30yr 04/15/54 (5,000,000) (4,879,035)
Federal National Mortgage Association 6.500 TBA-30yr 04/15/54 (1,000,000) (1,021,016)
Federal National Mortgage Association 7.000 TBA-30yr 04/15/54 (1,000,000) (1,029,368)
Government National Mortgage Association 7.000 TBA-30yr 03/15/54 (1,000,000) (1,022,265)
Government National Mortgage Association 6.500 TBA-30yr 04/15/54 (6,000,000) (6,099,727)
Total (Proceed Receivable $21,422,383)
$ (21,394,893)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At March 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note 70 06/18/24 $ 7,750,312 $ 1,998
U.S. Treasury 10 Year Ultra Note 4 06/18/24 458,063 3,805
U.S. Treasury 2 Year Note 15 06/28/24 3,066,680 (9,065)
U.S. Treasury 5 Year Note 113 06/28/24 12,086,586 (16,238)
U.S. Treasury Long Bond 22 06/18/24 2,646,187 6,750
U.S. Treasury Ultra Bond 24 06/18/24 3,089,250 19,766
Total
$ 7,016
Short position contracts:
Euro Bund Future 1 06/06/24 (143,757) (892)
EURO-BOBL Future 9 06/06/24 (1,147,487) (2,789)
EURO-SCHATZ Future 16 06/06/24 (1,824,120) 215
Total
$ (3,466)
Total Futures Contracts
$ 3,550
SWAP CONTRACTS
— At March 31, 2024, the Fund had the following swap contracts:
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit
Spread at
March 31,
2024
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
Nordstrom, Inc.
(b)
1.000% 0.159%
Bank of
America NA 06/20/2024 225 $ 359 $ (48) $ 407
ICE CD JWN
(b)
1.000% 0.375
Bank of
America NA 12/20/2024 100 375 (1,928) 2,303
Markit CDX North
America Investment
Grade Index
(b)
1.000% 1.422
Bank of
America NA 12/20/2025 575 8,175 – 8,175
General Electric Co.
(b)
1.000% 1.772
Bank of
America NA 06/20/2026 175 3,101 – 3,101
Markit CDX North
America Investment
Grade Index
(b)
1.000% 1.697
Bank of
America NA 06/20/2026 4,775 81,043 17,537 63,506
ICE CDX Investment
Grade Index
(b)
1.000% 1.906
Bank of
America NA 12/20/2026 2,900 55,280 45,927 9,353
ICE CDX Investment
Grade Index
(b)
1.000% 2.298
Bank of
America NA 06/20/2028 1,008 23,168 13,792 9,376
ICE CDX Investment
Grade Index
(b)
1.000% 2.291
Bank of
America NA 12/20/2028 1,425 32,645 23,922 8,723
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit
Spread at
March 31,
2024
(a)
Counterparty Termination Date
Notional
Amount (000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
Chile Government
International Bond
(b)
1.000% 2.125%
Bank of
America NA 06/20/2029 90 $ 1,912 $ 1,924 $ (12)
Mexico Government
International Bond
(b)
1.000% 0.368
Bank of
America NA 06/20/2029 210 774 697 77
CMBX Index
(c)
0.500% 1.353
Morgan Stanley
Co, Inc 04/17/2065 150 (2,030) (2,789) 759
TOTAL
$ 204,802 $ 99,034 $ 105,768
(a)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)
Payments made quarterly.
(c)
Payments made monthly.
SWAP CONTRACTS
— At March 31, 2024 , the Portfolio had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3.883%
(b)
1 Day ESTRON 6/12/2024 EUR 14,928 $ (282) $ – $ (282)
1 Day SOFR
(b)
3.500% 4/19/2025 USD 250 3,599 (233) 3,833
2.820
(b)
1 Day ESTRON 3/19/2026 EUR 1,650 (184) – (184)
3 Month BBSW
(c)
4.000 6/19/2026 AUD 3,640 (6,849) (6,652) (198)
4.250
(d)
1 Day CORRA 6/19/2026 CAD 4,590 16,267 19,218 (2,951)
1 Day SOFR
(b)
1.000 6/19/2026 CHF 4,800 (465) (305) (161)
1 Day ESTRON
(b)
3.000 6/19/2026 EUR 1,450 (7,843) (7,049) (793)
4.500
(b)
6 Month NIBOR 6/19/2026 NOK 42,280 17,898 31,116 (13,218)
3.250
(b)
3 Month STIBOR 6/19/2026 SEK 53,890 21,455 33,433 (11,978)
1 Day CORRA
(d)
4.000 6/28/2026 CAD 660 (233) – (233)
1 Day ESTRON
(b)
3.000 6/28/2026 EUR 151 (183) – (183)
1 Day SOFR
(b)
4.250 6/28/2026 USD 642 1,083 – 1,083
3.750
(c)
3 Month BBSW 6/29/2026 AUD 90 (99) – (99)
3.000
(b)
1 Day ESTRON 10/20/2027 EUR 1,440 17,530 – 17,530
3.731
(b)
1 Day SOFR 11/28/2027 USD 620 1,011 2,263 (1,251)
1 Day ESTRON
(b)
2.852 4/22/2028 EUR 2,510 (36,085) (8,893) (27,193)
2.673
(b)
1 Day ESTRON 4/22/2028 EUR 2,510 34,229 10,318 23,911
1 Day SOFR
(b)
3.975 8/31/2028 USD 3,960 (386) (1,013) 627
2.470
(b)
1 Day ESTRON 4/12/2029 EUR 1,120 4,087 – 4,087
4.250
(d)
6 Month BBSW 6/19/2029 AUD 530 4,423 3,723 700
3.750
(b)
1 Day SONIO 6/19/2029 GBP 1,060 2,042 – 2,042
12 Month BOJDTR
(b)
0.500 6/19/2029 JPY 855,000 12,298 – 12,298
1 Day SOFR
(b)
2.680 7/28/2032 USD 1,400 51,380 – 51,380
12 Month BOJDTR
(b)
1.250 8/3/2033 JPY 104,000 (4,652) (2,062) (2,590)
4.306
(b)
1 Day SOFR 10/5/2033 USD 1,280 32,235 – 32,235
3.000
(b)
1 Day ESTRON 11/10/2033 EUR 1,740 42,322 21,933 20,389
3.850
(b)
1 Day SOFR 11/15/2033 USD 1,060 3,714 1,006 2,708
2.370
(b)
1 Day ESTRON 1/19/2034 EUR 2,060 14,608 – 14,608
1 Day ESTRON
(b)
2.535 1/19/2034 EUR 2,060 (18,009) – (18,009)
4.500
(d)
6 Month BBSW 6/19/2034 AUD 100 1,494 1,100 394
3.500
(d)
1 Day CORRA 6/19/2034 CAD 320 1,420 3,209 (1,789)
1.250
(b)
1 Day SOFR 6/19/2034 CHF 420 4,657 2,567 2,091
3.000
(b)
1 Day ESTRON 6/19/2034 EUR 620 26,634 24,942 1,692
3.750
(b)
1 Day SONIO 6/19/2034 GBP 80 1,083 509 573
6 Month NIBOR
(b)
4.000 6/19/2034 NOK 310 (821) (692) (129)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
4.500%
(d)
3 Month NZD BKBM 6/19/2034 NZD 90 $ 702 $ 276 $ 426
3 Month STIBOR
(b)
2.750% 6/19/2034 SEK 2,050 (2,234) (4,111) 1,877
1 Day SOFR
(b)
3.750 6/20/2034 USD 40 151 – 151
2.910
(b)
1 Day SOFR 7/28/2037 USD 3,440 (100,219) – (100,218)
2.152
(b)
1 Day ESTRON 8/9/2037 EUR 1,830 (36,845) – (36,845)
3.391
(b)
1 Day SOFR 5/10/2038 USD 4,350 (59,465) – (59,465)
1.500
(b)
12 Month BOJDTR 8/3/2038 JPY 113,000 (4,393) – (4,393)
3.000
(b)
1 Day ESTRON 1/25/2039 EUR 880 11,986 2,955 9,031
1 Day ESTRON
(b)
1.452 8/10/2042 EUR 4,700 165,140 – 165,140
1 Day ESTRON
(b)
2.500 1/25/2044 EUR 2,120 (15,861) (2,430) (13,431)
1 Day SOFR
(b)
2.080 7/28/2047 USD 3,410 96,556 – 96,556
1.051
(b)
1 Day ESTRON 8/11/2047 EUR 2,760 (78,438) – (78,438)
2.000
(b)
1 Day ESTRON 1/25/2049 EUR 1,270 6,456 – 6,456
1 Day SOFR
(b)
2.564 5/11/2053 USD 3,700 76,804 (976) 77,779
1 Day ESTRON
(b)
2.000 5/17/2053 EUR 430 (852) – (852)
1 Day ESTRON
(b)
2.500 11/10/2053 EUR 940 (49,112) (32,532) (16,580)
1 Day SOFR
(b)
3.614 11/15/2053 USD 830 (18,774) (6,228) (12,547)
1 Day SOFR
(b)
3.513 11/29/2053 USD 210 (3,359) (3,955) 597
1 Day ESTRON
(b)
2.750 6/19/2054 EUR 390 (39,917) (30,722) (9,195)
TOTAL $ 187,704 $ 50,715 $ 136,989
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2024.
(b)
Payments made annually.
(c)
Payments made quarterly.
(d)
Payments made semi-annually.
ADDITIONAL INVESTMENT INFORMATION ( continued )

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the
Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2024:
Core Fixed Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 18,696,533 $ —
Collateralized Mortgage Obligations — 4,206,272 —
Commercial Mortgage-Backed Securities — 6,308,918 —
Corporate Bond — 36,296,754 —
Foreign Bond — 6,886,670 —
Foreign Government Securities — 1,381,869 —
Mortgage-Backed Securities — 56,613,295 —
Municipal Bond — 640,092 —
U.S. Government Agency Securities — 2,651,945 —
U.S. Treasury Obligations 26,366,375 — —
Investment Company 4,442,537 — —
Total
$ 30,808,912 $ 133,682,348 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (21,394,893) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 105,780 $ —
Forward Foreign Currency Exchange Contracts — 16,953 —
Futures Contracts 32,534 — —
Interest Rate Swap Contracts — 550,194 —
Total
$ 32,534 $ 672,927 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Credit Default Swap Contracts
(a)
$ — $ (12) $ —
Forward Foreign Currency Exchange Contracts
(a)
— (11,118) —
Futures Contracts
(a)
(28,984) — —
Interest Rate Swap Contracts
(a)
— (413,205) —
Total
$ (28,984) $ (424,335) $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mortgage-Backed and Other Asset-Backed Securities — Mortgage-related and other asset-backed securities are subject to credit/
default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)